Related Person Transactions	9 Months Ended
Sep. 30, 2012
Related Person Transactions
Related Person Transactions

Note 10.  Related Person Transactions

We have no employees.  Personnel and various services we require to operate our business are provided to us by RMR.  We have two agreements with RMR to provide management and administrative services to us: (1) a business management agreement and (2) a property management agreement.  Under our business management agreement with RMR, we acknowledge that RMR also provides management services to other companies, including CWH.  One of our Managing Trustees, Mr. Barry Portnoy, is Chairman, majority owner and an employee of RMR.  Our other Managing Trustee, Mr. Adam Portnoy, is the son of Mr. Barry Portnoy and an owner, President, Chief Executive Officer and a director of RMR.  Each of our other executive officers is also an officer of RMR.  CWH’s executive officers are officers of RMR.  Our Independent Trustees also serve as independent directors or independent trustees of other public companies to which RMR provides management services.  Mr. Barry Portnoy serves as a managing director or managing trustee of those companies and Mr. Adam Portnoy serves as a managing trustee of a majority of those companies.

Pursuant to our business management agreement with RMR, we incurred expenses payable to RMR of $1,494 for the three months ended September 30, 2012, and $2,994 for the period beginning on March 12, 2012, the date on which we entered into the agreement, through September 30, 2012.  These amounts are included in general and administrative expenses in our condensed consolidated financial statements.  In connection with our property management agreement with RMR, we incurred property management and construction supervision fees of $929 for the three months ended September 30, 2012, and $1,894 for the period beginning on March 12, 2012, the date on which we entered into the agreement, through September 30, 2012.  These amounts are included in operating expenses or have been capitalized, as appropriate, in our condensed consolidated financial statements.

We were formerly a 100% owned subsidiary of CWH.  CWH is our largest shareholder and, as of the date of this report, CWH owned 22,000,000 of our common shares, or approximately 70.4% of our outstanding common shares.  One of our Managing Trustees, Mr. Barry Portnoy, is a managing trustee of CWH.  Our other Managing Trustee, Mr. Adam Portnoy, is a managing trustee and President of CWH.  In addition, Mr. John Popeo, our Treasurer and Chief Financial Officer, also serves as the Treasurer and Chief Financial Officer of CWH, and one of our Independent Trustees, Mr. William Lamkin, is also an independent trustee of CWH.  RMR provides management services to both us and CWH.

In March 2012, we completed our IPO of 9,200,000 of our common shares (including 1,200,000 common shares sold pursuant to the full exercise of the underwriters’ over allotment option), for net proceeds (after deducting underwriters’ discounts and commissions and estimated expenses) of $180,814.  We applied those net proceeds, along with proceeds of our initial borrowings under our $500,000 revolving credit facility, to repay in full the CWH Note and to reimburse CWH for costs that CWH incurred in connection with our organization and preparation for our IPO.  In connection with our IPO, we and CWH entered into a transaction agreement that governs our relationship with CWH.  The transaction agreement provides that, among other things, (1) the current assets and liabilities of the Properties, as of the time of closing of the IPO, were settled between us and CWH so that CWH will retain all pre-closing current assets and liabilities and we will assume all post-closing current assets and liabilities and (2) we will indemnify CWH with respect to any liability relating to any property transferred by CWH to us, including any liability which relates to periods prior to our formation, other than the pre-closing current assets and current liabilities that CWH retained with respect to the Properties.

In May 2012, we entered into a subscription agreement, or the Subscription Agreement, with Affiliates Insurance Company, or AIC, an Indiana insurance company.  Pursuant to the Subscription Agreement, we purchased from AIC 20,000 shares of its common stock, par value $10.00 per share, or the Shares, at an aggregate purchase price of approximately $5,335.  Concurrently with the execution and delivery of the Subscription Agreement, we entered into an amended and restated shareholders agreement, or the Shareholders Agreement, with AIC, RMR, CWH and five other companies to which RMR provides management services, which Shareholders Agreement includes arbitration provisions for the resolution of certain disputes, claims and controversies.  We, RMR, CWH and five other companies to which RMR provides management services each currently own 12.5% of AIC.  All of our Trustees, all of the trustees and directors of the other publicly held AIC shareholders and nearly all of the directors of RMR currently serve on the board of directors of AIC.  RMR provides management and administrative services to AIC pursuant to a management and administrative services agreement with AIC.  Although we own less than 20% of AIC, we use the equity method to account for this investment because we believe that we have significant influence over AIC because all of our Trustees are also directors of AIC.  Our investment in AIC had a carrying value of $5,558 as of September 30, 2012.  During the period from May 21, 2012, the date in which we entered into the Shareholders Agreement, to September 30, 2012, we recognized income of $189 related to this investment.  We and the other shareholders of AIC have purchased property insurance providing $500,000 of coverage pursuant to an insurance program arranged by AIC and with respect to which AIC is a reinsurer of certain coverage amounts.  The current program was entered into in June 2012 and has a one year period.  We paid a premium, including taxes and fees, of $324 for this program, which amount may be adjusted from time to time as we acquire or dispose of properties that are included in this program.  We are also currently investigating the possibilities to expand our insurance relationships with AIC to include other types of insurance.  We may invest additional amounts in AIC in the future if the expansion of this insurance business requires additional capital, but we are not obligated to do so.  By participating in this insurance business with RMR and the other companies to which RMR provides management services, we expect that we may benefit financially by possibly reducing our insurance expenses or by realizing our pro-rata share of any profits of this insurance business.

For further information about these and other such relationships and related person transactions, please see elsewhere in this Quarterly Report on Form 10-Q, including “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Related Person Transactions” in Part I, Item 2 and “Warning Concerning Forward Looking Statements” in Part I, and our Prospectus, including the sections captioned “Business,” “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Related Person Transactions,” “Certain Relationships and Related Person Transactions” and “Cautionary Statement Regarding Forward Looking Statements”.  In addition, please see the section captioned “Risk Factors” in Part II, Item 1A of our Quarterly Report on Form 10-Q for the quarter ended June 30, 2012, and in our Prospectus for a description of risks that may arise from these transactions and relationships.  Our filings with the SEC, including our Prospectus, are available at the SEC’s website at www.sec.gov.  In addition, copies of certain of our agreements with our related parties, including our business management agreement and property management agreement with RMR, various agreements we have with CWH and our Shareholders Agreement with AIC and its shareholders, are also publicly available as exhibits to our public filings with the SEC and accessible at the SEC’s website.